WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 95.8%
COMMUNICATION SERVICES - 11.8%
Diversified Telecommunication Services - 4.3%
AT&T Inc., Senior Notes	4.500%	5/15/35	$370,000	$443,810
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	305,631
AT&T Inc., Senior Notes	3.100%	2/1/43	320,000	320,221
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	350,465
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	498,037
AT&T Inc., Senior Notes	3.500%	2/1/61	260,000	259,043
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	2,528,231
British Telecommunications PLC, Senior Notes	4.250%	11/8/49	200,000	233,612	(a)
Corning Inc., Senior Notes	3.900%	11/15/49	210,000	242,805
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	140,000	204,171
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,800,153
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	264,154
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,659,706

Total Diversified Telecommunication Services				10,110,039

Entertainment - 1.7%
Activision Blizzard Inc., Senior Notes	1.350%	9/15/30	90,000	88,384
Activision Blizzard Inc., Senior Notes	2.500%	9/15/50	220,000	206,517
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	3,647,367

Total Entertainment				3,942,268

Media - 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	910,000	965,638	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	249,762
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	575,028
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	671,011
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	3,772,514
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	1,075,511
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	498,911
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	472,974
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	27,890
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	246,477

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	$1,170,000	$1,392,185
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	370,000	576,533
Viacom Inc., Senior Notes	5.250%	4/1/44	80,000	93,713

Total Media				10,618,147

Wireless Telecommunication Services - 1.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	1,170,000	1,235,929
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	139,725
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	594,430
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	100,000	119,782	(a)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	330,000	403,593	(a)
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	320,000	420,565
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	20,000	23,425

Total Wireless Telecommunication Services				2,937,449

TOTAL COMMUNICATION SERVICES				27,607,903

CONSUMER DISCRETIONARY - 3.4%
Automobiles - 1.0%
Ford Motor Co., Senior Notes	9.215%	9/15/21	640,000	689,120
General Motors Co., Senior Notes	5.400%	10/2/23	200,000	221,951
General Motors Co., Senior Notes	6.125%	10/1/25	300,000	352,500
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	348,688
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	705,891

Total Automobiles				2,318,150

Hotels, Restaurants & Leisure - 1.3%
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	331,429
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	332,900
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	483,796
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	590,000	607,700	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	690,000	766,248
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	227,312
Sands China Ltd., Senior Notes	4.375%	6/18/30	220,000	237,928	(a)

Total Hotels, Restaurants & Leisure				2,987,313

Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	390,000	445,014
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	360,288

Total Household Durables				805,302

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	513,278

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.6%
Home Depot Inc., Senior Notes	3.900%	12/6/28	$930,000	$1,112,640
Home Depot Inc., Senior Notes	3.300%	4/15/40	100,000	114,570
Home Depot Inc., Senior Notes	3.350%	4/15/50	80,000	91,827

Total Specialty Retail				1,319,037

TOTAL CONSUMER DISCRETIONARY				7,943,080

CONSUMER STAPLES - 3.2%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	2,065,780
Coca-Cola Co., Senior Notes	4.125%	3/25/40	290,000	373,871
Coca-Cola Co., Senior Notes	4.200%	3/25/50	160,000	212,148
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	109,528

Total Beverages				2,761,327

Food & Staples Retailing - 0.2%
Walmart Inc., Senior Notes	4.050%	6/29/48	360,000	468,645

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	177,415
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	251,995	(a)

Total Food Products				429,410

Tobacco - 1.7%
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	318,340
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	579,941
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,627,137
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	83,653
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	653,951
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	691,228

Total Tobacco				3,954,250

TOTAL CONSUMER STAPLES				7,613,632

ENERGY - 15.0%
Energy Equipment & Services - 0.5%
Halliburton Co., Senior Notes	2.920%	3/1/30	200,000	203,405
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	1,024,807

Total Energy Equipment & Services				1,228,212

Oil, Gas & Consumable Fuels - 14.5%
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	88,803
Apache Corp., Senior Notes	5.100%	9/1/40	60,000	58,314
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	157,184
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	631,475
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	710,000	701,287

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	$40,000	$45,204	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	50,000	56,186	(a)
Chevron USA Inc., Senior Notes	2.343%	8/12/50	210,000	200,867
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	960,000	1,034,081
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	250,000	257,807
Concho Resources Inc., Senior Notes	3.750%	10/1/27	110,000	120,843
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	2,274,637
Continental Resources Inc., Senior Notes	4.500%	4/15/23	510,000	515,715
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	410,345
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	642,964
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	21,192
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	210,663
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	459,217
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	330,000	274,725	(b)(c)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	769,252	(b)(c)
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	510,000	541,624
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	20,000	21,930
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	20,000	21,776
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	60,000	60,917
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	436,845
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	210,000	214,614
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	570,000	520,555	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	370,000	444,140
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	320,000	372,597
Exxon Mobil Corp., Senior Notes	2.995%	8/16/39	190,000	204,295
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	220,000	272,807
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,261,242
MEG Energy Corp., Senior Notes	7.000%	3/31/24	372,000	370,179	(a)
MPLX LP, Senior Notes	5.250%	1/15/25	500,000	521,277
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	638,237
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	916,084
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	320,448
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	430,000	432,419
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	1,150,000	1,133,526

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	$20,000	$19,292
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	250,000	219,720
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	710,000	762,806
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	8,005
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.193%	2/8/21	640,000	632,916	(c)
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.730%	8/15/22	120,000	113,473	(c)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	180,000	186,638	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	330,000	320,067	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	628,977
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	746,312
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	460,000	407,100
Range Resources Corp., Senior Notes	9.250%	2/1/26	730,000	769,946	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	2,145,632
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	661,436
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	994,849
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	230,244
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	230,000	250,718	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	12,115
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	974,645
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	32,850	(a)
Western Midstream Operating LP, Senior Notes	5.375%	6/1/21	180,000	182,700
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,599,000
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	898,900
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	140,000	143,512
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	111,263
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	430,000	431,380
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	1,020,232
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,270,135
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	82,289

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	$148,000	$213,824
WPX Energy Inc., Senior Notes	4.500%	1/15/30	180,000	172,232

Total Oil, Gas & Consumable Fuels				33,879,481

TOTAL ENERGY				35,107,693

FINANCIALS - 30.4%
Banks - 18.4%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	201,688	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	408,000	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	211,700	(a)(b)(c)
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	219,825
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	662,420	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	965,132	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	452,066	(b)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	2,006,244
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	110,000	120,419	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	250,000	314,218	(c)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	690,000	816,651	(c)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	1,115,908
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	478,289
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,660,000	1,721,918	(b)(c)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	320,000	339,062	(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	$500,000	$581,613	(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,732,944	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year ICE Swap Rate + 6.314%)	7.625%	3/30/21	240,000	247,050	(a)(b)(c)
Citigroup Inc., Junior Subordinated Bonds (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,249,418	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,446,997	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,328,542
Citigroup Inc., Senior Notes	4.650%	7/23/48	420,000	566,297
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	569,967
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,990,000	2,289,066
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	986,786
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	367,766
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,629,444	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	740,000	780,431	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	530,000	600,637	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	836,556	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	496,025	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	246,841
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	110,000	152,827
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	230,780	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	738,683	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	2,326,299
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	1,112,350

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated
Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	$220,000	$235,034	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	620,000	672,526	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	517,314	(b)(c)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	1,073,676	(b)(c)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,000,720	(b)(c)
Natwest Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	934,555
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	820,000	931,668
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	769,578
Royal Bank of Scotland Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	420,000	443,498	(c)
UniCredit SpA, Senior Notes	6.572%	1/14/22	570,000	606,128	(a)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	340,000	352,749	(a)(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,883,408	(a)(c)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/1/20	410,000	412,776	(b)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	720,000	788,078	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	410,000	561,636	(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	503,813
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	672,205
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	211,065

Total Banks				43,121,286

Capital Markets - 5.4%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	263,841
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	1,100,296

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	$1,660,000	$1,695,275	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	400,000	467,214	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	108,392
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,862,588
Goldman Sachs Group Inc., Senior Notes (2.908% to 6/5/22 then 3 mo. USD LIBOR + 1.053%)	2.908%	6/5/23	1,100,000	1,143,333	(c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	93,418
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,618,794	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	110,000	126,277	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	222,162
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	120,000	146,366
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	192,261
S&P Global Inc., Senior Notes	1.250%	8/15/30	180,000	178,203
S&P Global Inc., Senior Notes	2.300%	8/15/60	80,000	74,240
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	330,000	370,232
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	920,000	997,689	(a)(b)(c)

Total Capital Markets				12,660,581

Consumer Finance - 0.9%
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,504,682
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	503,095

Total Consumer Finance				2,007,777

Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	530,000	544,190
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	219,542	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	230,000	245,721	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	454,969	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000	235,947	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	400,000	234,000	(a)(d)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.020%	12/21/65	$800,000	$409,396	(a)(c)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	336,431

Total Diversified Financial Services				2,680,196

Insurance - 4.3%
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	1,017,052
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	98,066
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	397,800	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,089,836	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	130,000	135,144	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	544,568	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	1,000,000	1,263,288
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	854,954	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	175,758	(a)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	200,000	215,521	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	199,244	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,587,479	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	835,408	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	330,000	343,190	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	607,887
Trinity Acquisition PLC, Senior Notes	3.500%	9/15/21	626,000	642,991

Total Insurance				10,008,186

Thrifts & Mortgage Finance - 0.3%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	770,000	793,581	(a)

TOTAL FINANCIALS				71,271,607

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 12.3%
Biotechnology - 1.7%
AbbVie Inc., Senior Notes	3.200%	11/21/29	$1,110,000	$1,234,177	(a)
AbbVie Inc., Senior Notes	4.550%	3/15/35	200,000	250,751	(a)
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,160,000	1,359,724	(a)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	146,380
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	650,248
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	134,054
Regeneron Pharmaceuticals Inc., Senior Notes	1.750%	9/15/30	190,000	186,531
Regeneron Pharmaceuticals Inc., Senior Notes	2.800%	9/15/50	50,000	48,061

Total Biotechnology				4,009,926

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	287,354
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	910,000	1,154,429
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	568,862

Total Health Care Equipment & Supplies				2,010,645

Health Care Providers & Services - 7.4%
Anthem Inc., Senior Notes	4.375%	12/1/47	230,000	290,446
Centene Corp., Senior Notes	4.750%	1/15/25	370,000	381,100
Centene Corp., Senior Notes	4.250%	12/15/27	160,000	167,570
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	615,174
Centene Corp., Senior Notes	3.375%	2/15/30	790,000	823,824
Cigna Corp., Senior Notes	4.125%	11/15/25	540,000	624,814
Cigna Corp., Senior Notes	4.800%	8/15/38	540,000	683,176
Cigna Corp., Senior Notes	3.200%	3/15/40	220,000	235,023
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	66,385
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,665,935
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,896,586
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	2,534,435
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	700,281
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	1,214,706
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	181,177
DH Europe Finance II Sarl, Senior Notes	3.250%	11/15/39	70,000	78,987
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	10,000	11,648
HCA Inc., Senior Secured Notes	4.125%	6/15/29	340,000	392,167
HCA Inc., Senior Secured Notes	5.125%	6/15/39	170,000	211,720
HCA Inc., Senior Secured Notes	5.500%	6/15/47	350,000	445,406
HCA Inc., Senior Secured Notes	5.250%	6/15/49	530,000	667,674
Humana Inc., Senior Notes	4.800%	3/15/47	420,000	559,338
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,070,000	1,116,700

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	$270,000	$305,464
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	250,000	288,211
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	639,306
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	256,336
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	300,362

Total Health Care Providers & Services				17,353,951

Pharmaceuticals - 2.3%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	128,538	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	130,000	129,364	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	1,530,000	1,788,985
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	400,000	571,323
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	939,941
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	216,838	(a)
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,632,242
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	53,115

Total Pharmaceuticals				5,460,346

TOTAL HEALTH CARE				28,834,868

INDUSTRIALS - 8.0%
Aerospace & Defense - 3.4%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	820,000	798,315	(a)
Boeing Co., Senior Notes	2.800%	3/1/24	500,000	509,770
Boeing Co., Senior Notes	3.100%	5/1/26	2,190,000	2,195,041
Boeing Co., Senior Notes	5.705%	5/1/40	330,000	384,412
Boeing Co., Senior Notes	5.805%	5/1/50	220,000	264,540
Hexcel Corp., Senior Notes	3.950%	2/15/27	1,000,000	1,075,848
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	349,777
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	64,794
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	274,614
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,844,605
United Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	237,562

Total Aerospace & Defense				7,999,278

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	1,067,522

Airlines - 1.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	771,818
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	230,000	205,494
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	420,000	460,389	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	55,462	52,131

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	$810,000	$863,528
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	290,000	316,969

Total Airlines				2,670,329

Building Products - 0.5%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	570,000	599,293	(a)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	270,000	281,671	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	320,000	340,301	(a)

Total Building Products				1,221,265

Commercial Services & Supplies - 0.5%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	201,115
Waste Connections Inc., Senior Notes	4.250%	12/1/28	750,000	903,728

Total Commercial Services & Supplies				1,104,843

Industrial Conglomerates - 0.8%
General Electric Co., Senior Notes	6.750%	3/15/32	330,000	413,797
General Electric Co., Senior Notes	6.875%	1/10/39	1,098,000	1,400,859
General Electric Co., Senior Notes	4.250%	5/1/40	110,000	111,259

Total Industrial Conglomerates				1,925,915

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	515,144
Otis Worldwide Corp., Senior Notes	3.112%	2/15/40	50,000	53,793	(a)

Total Machinery				568,937

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	672,557
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	34,221

Total Road & Rail				706,778

Trading Companies & Distributors - 0.7%
Aircastle Ltd., Senior Notes	5.250%	8/11/25	1,000,000	982,171	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	250,000	257,412	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	328,533	(a)

Total Trading Companies & Distributors				1,568,116

TOTAL INDUSTRIALS				18,832,983

INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.4%
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	430,000	570,802
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	340,000	456,107

Total Communications Equipment				1,026,909

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - 0.2%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	$200,000	$232,314
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	128,130

Total IT Services				360,444

Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Inc., Senior Notes	4.150%	11/15/30	440,000	497,048
Broadcom Inc., Senior Notes	4.300%	11/15/32	580,000	669,297
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	302,720
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	27,799
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	144,666
NVIDIA Corp., Senior Notes	3.500%	4/1/40	100,000	115,681
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	341,298
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	141,132
NXP BV / NXP Funding LLC / NXP USA Inc., Senior Notes	3.400%	5/1/30	160,000	177,734	(a)
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	89,597
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	540,533

Total Semiconductors & Semiconductor Equipment				3,047,505

Software - 1.0%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	2,054,029
ServiceNow Inc., Senior Notes	1.400%	9/1/30	150,000	147,922

Total Software				2,201,951

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	726,000	744,848	(a)

TOTAL INFORMATION TECHNOLOGY				7,381,657

MATERIALS - 1.9%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	4.800%	3/24/30	130,000	165,148

Metals & Mining - 1.8%
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	330,000	361,871
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	350,000	481,409
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	780,000	933,344	(a)(c)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	260,000	259,929	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	600,000	610,665	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	300,000	326,577	(a)

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	$590,000	$648,776	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	550,000	598,385

Total Metals & Mining				4,220,956

TOTAL MATERIALS				4,386,104

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Host Hotels & Resorts LP, Senior Notes	3.500%	9/15/30	70,000	69,327
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	400,000	423,710
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	270,000	288,678
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	606,367
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	1,038,933
Welltower Inc., Senior Notes	3.950%	9/1/23	1,050,000	1,137,355
Welltower Inc., Senior Notes	4.125%	3/15/29	510,000	574,266

Total Equity Real Estate Investment Trusts (REITs)				4,138,636

Real Estate Management & Development - 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	568,383

TOTAL REAL ESTATE				4,707,019

UTILITIES - 4.6%
Electric Utilities - 4.6%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	1,443,620
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	703,942
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	911,122
Exelon Corp., Senior Notes	4.050%	4/15/30	190,000	225,591
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	480,000	527,556
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000	4,309,327
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	170,000	198,237	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	240,000	286,577
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	140,000	140,478
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	260,000	277,809
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	200,000	194,429
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	130,000	125,196
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	30,000	28,125

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	$480,000	$538,167
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000	909,847

TOTAL UTILITIES				10,820,023

TOTAL CORPORATE BONDS & NOTES (Cost - $190,560,848)				224,506,569

SOVEREIGN BONDS - 1.1%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	260,000	112,713	*(e)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000	916,769	*(a)(e)

Total Argentina				1,029,482

Bermuda - 0.2%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	470,000	480,575	(a)

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	300,000	279,900	(a)

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	220,000	214,753	(a)

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	410,000	562,032	(a)

TOTAL SOVEREIGN BONDS (Cost - $3,660,980)				2,566,742

			SHARES
PREFERRED STOCKS - 1.0%
FINANCIALS - 1.0%
Banks - 0.9%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	6.065%		85,800	2,104,674	(c)

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	3.470%		9,325	188,831	(c)

TOTAL PREFERRED STOCKS (Cost - $2,309,699)				2,293,505

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 0.6%
California - 0.2%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	$500,000	$583,315	(a)

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	296,044

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	530,000	594,962

TOTAL MUNICIPAL BONDS (Cost - $1,353,625)				1,474,321

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Notes (Cost - $208,494)	0.625%	8/15/30	210,000	208,606

SENIOR LOANS - 0.1%
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%) (Cost - $194,515)	5.750%	4/27/23	200,000	199,906	(c)(f)(g)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $198,288,161)				231,249,649

			SHARES
SHORT-TERM INVESTMENTS - 0.2%
Dreyfus Government Cash Management, Institutional Shares (Cost - $428,046)	0.038%		428,046	428,046

TOTAL INVESTMENTS - 98.9% (Cost - $198,716,207)				231,677,695
Other Assets in Excess of Liabilities - 1.1%				2,525,520

TOTAL NET ASSETS - 100.0%				$234,203,215

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)	The coupon payment on these securities is currently in default as of August 31, 2020.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	60	12/20	$13,253,949	$13,256,719	$2,770
U.S. Treasury 5-Year Notes	9	12/20	1,133,458	1,134,282	824
U.S. Treasury 10-Year Notes	52	12/20	7,234,727	7,241,000	6,273
U.S. Treasury Ultra Long-Term Bonds	9	12/20	2,008,284	1,988,156	(20,128)

					(10,261)

Contracts to Sell:
U.S. Treasury Long-Term Bonds	111	12/20	19,722,013	19,504,781	217,232

Net unrealized appreciation on open futures contracts					$206,971

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Defined Opportunity Trust Inc. 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities. On April 1, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

19

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$224,506,569	—	$224,506,569
Sovereign Bonds	—	2,566,742	—	2,566,742
Preferred Stocks:
Financials	$2,104,674	188,831	—	2,293,505
Municipal Bonds	—	1,474,321	—	1,474,321
U.S. Government & Agency Obligations	—	208,606	—	208,606
Senior Loans	—	199,906	—	199,906

Total Long-Term Investments	2,104,674	229,144,975	—	231,249,649

Short-Term Investments†	428,046	—	—	428,046

Total Investments	$2,532,720	$229,144,975	—	$231,677,695

Other Financial Instruments:
Futures Contracts	$227,099	—	—	$227,099

Total	$2,759,819	$229,144,975	—	$231,904,794

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$20,128	—	—	$20,128

†	See Schedule of Investments for additional detailed categorizations.

21